                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                          Van Kampen U.S. Mortgage Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

   PAR
 AMOUNT
  (000)                   DESCRIPTION                 COUPON    MATURITY          VALUE
--------   ----------------------------------------   ------   -----------   --------------
           MORTGAGE BACKED SECURITIES 102.3%
$ 28,028   Federal Home Loan Mortgage                          09/01/35 to
              Corp.................................    4.500%     07/01/37   $   27,040,772
   3,835   Federal Home Loan Mortgage                          10/01/18 to
              Corp.................................    5.000      03/01/37        3,832,420
  46,660   Federal Home Loan Mortgage                          12/01/16 to
              Corp.................................    5.500      11/01/37       47,426,732
  21,377   Federal Home Loan Mortgage
              Corp.................................    6.000      12/01/36       21,950,761
   3,700   Federal Home Loan Mortgage                          07/01/14 to
              Corp.................................    6.500      08/01/33        3,871,465
  14,160   Federal Home Loan Mortgage                          06/01/17 to
              Corp.................................    7.500      07/01/33       15,315,690
   3,303   Federal Home Loan Mortgage                          12/01/19 to
              Corp.................................    8.000      05/01/32        3,585,732
     941   Federal Home Loan Mortgage
              Corp. (a)............................    8.000      04/01/27        1,021,192
   4,140   Federal Home Loan Mortgage                          10/01/10 to
              Corp.................................    8.500      08/01/31        4,574,442
     945   Federal Home Loan Mortgage                          01/01/09 to
              Corp.................................   10.000      08/01/21        1,097,233
      27   Federal Home Loan Mortgage                          09/01/10 to
              Corp. (FHA/VA).......................   10.000      01/01/19           31,269
       3   Federal Home Loan Mortgage
              Corp.................................   10.250      11/01/09            3,002
     733   Federal Home Loan Mortgage                          11/01/09 to
              Corp.................................   11.000      01/01/21          851,980
 164,225   Federal Home Loan Mortgage
              Corp., April (b).....................    5.000       TBA          163,317,869
 109,750   Federal Home Loan Mortgage
              Corp., April (b).....................    5.500       TBA          110,830,379
 139,900   Federal Home Loan Mortgage
              Corp., April (b).....................    6.000       TBA          143,463,113
  42,800   Federal Home Loan Mortgage
              Corp., April (b).....................    6.500       TBA           44,398,323
  48,386   Federal National Mortgage                           09/01/15 to
              Association..........................    4.500      10/01/22       48,313,394
   4,193   Federal National Mortgage                           03/01/22 to

              Association..........................    5.000      07/01/37        4,190,224
  91,381   Federal National Mortgage                           12/01/32 to
              Association..........................    5.500      11/01/37       92,444,940
   1,194   Federal National Mortgage                           07/01/12 to
              Association..........................    6.000      09/01/14        1,234,937
  26,240   Federal National Mortgage                           11/01/13 to
              Association..........................    6.500      12/01/33       27,421,253
  47,166   Federal National Mortgage                           05/01/13 to
              Association..........................    7.000      10/01/35       50,026,335
  12,069   Federal National Mortgage                           04/01/15 to
              Association..........................    7.500      12/01/32       13,025,960
  13,347   Federal National Mortgage                           12/01/16 to
              Association..........................    8.000      08/01/32       14,474,329
   4,887   Federal National Mortgage                           08/01/14 to
              Association..........................    8.500      09/01/32        5,419,870
     284   Federal National Mortgage                           05/01/09 to
              Association..........................    9.000      02/01/21          307,259
     675   Federal National Mortgage                           05/01/20 to
              Association..........................    9.500      04/01/30          752,991
     435   Federal National Mortgage                           11/01/18 to
              Association..........................   10.000      05/01/22          512,064
     321   Federal National Mortgage                           06/01/10 to
              Association..........................   10.500      05/01/21          372,672
      53   Federal National Mortgage                           05/01/12 to
              Association..........................   11.000      07/01/19           60,961
      42   Federal National Mortgage                           01/01/13 to
              Association..........................   11.500      07/01/15           48,187
     139   Federal National Mortgage
              Association..........................   13.000      06/01/15          164,780
   7,550   Federal National Mortgage
              Association, April (b)...............    5.000       TBA            7,621,959
  15,150   Federal National Mortgage
              Association, April (b)...............    6.500       TBA           15,692,082
  15,850   Federal National Mortgage
              Association, April (b)...............    7.000       TBA           16,637,555
   6,597   Government National Mortgage                        05/15/33 to
              Association..........................    5.500      10/15/34        6,744,446
   2,604   Government National Mortgage                        01/15/28 to
              Association..........................    6.000      04/15/29        2,701,632
     679   Government National Mortgage                        04/15/26 to
              Association..........................    6.500      12/15/28          710,287
   2,144   Government National Mortgage                        08/15/22 to
              Association..........................    7.000      10/15/30        2,296,008
   3,685   Government National Mortgage                        01/15/17 to
              Association..........................    7.500      02/15/30        3,972,650

   1,688   Government National Mortgage                        05/15/16 to
              Association..........................    8.000      12/15/21        1,840,349
   1,505   Government National Mortgage                        09/15/16 to
              Association..........................    8.500      06/15/23        1,657,100
   2,920   Government National Mortgage                        10/15/08 to
              Association..........................    9.000      08/15/24        3,203,214
   1,895   Government National Mortgage                        07/15/09 to
              Association..........................    9.500      09/15/22        2,112,153
     538   Government National Mortgage                        09/15/10 to
              Association..........................   10.500      10/15/19          650,529
      92   Government National Mortgage                        03/15/10 to
              Association..........................   11.000      12/15/18          108,491
     151   Government National Mortgage                        10/15/10 to
              Association..........................   11.500      02/15/16          179,098
     105   Government National Mortgage                        11/15/12 to
              Association..........................   12.000      07/15/15          126,803
      41   Government National Mortgage                        02/15/15 to
              Association..........................   12.250      06/15/15           48,685
      89   Government National Mortgage                        07/15/10 to
              Association..........................   12.500      08/15/15          106,210
      45   Government National Mortgage                        01/15/11 to
              Association..........................   13.000      05/15/15           52,743
   1,002   Government National Mortgage
              Association II.......................    6.000      04/20/29        1,038,487
       7   Government National Mortgage
              Association II.......................    8.500      02/20/17            8,186
     188   Government National Mortgage                        02/20/16 to
              Association II.......................   10.500      05/20/19          226,656
     142   Government National Mortgage                        09/20/13 to
              Association II.......................   11.000      08/20/19          169,071
      61   Government National Mortgage                        11/20/13 to
              Association II.......................   11.500      07/20/19           73,970
      63   Government National Mortgage                        12/20/13 to
              Association II.......................   12.000      12/20/15           75,700
      41   Government National Mortgage                        10/20/13 to
              Association II.......................   12.500      08/20/15           49,184
                                                                             --------------
           TOTAL MORTGAGE BACKED SECURITIES
              102.3%...............................                             919,485,778
                                                                             --------------
           COLLATERALIZED MORTGAGE OBLIGATIONS 20.8%
   4,961   American Home Mortgage
              Assets (c)...........................    2.828      09/25/46        3,039,229
   5,657   American Home Mortgage
              Assets (c)...........................    2.838      06/25/47        3,724,272
   2,169   American Home Mortgage
              Assets (c)...........................    2.898      06/25/47        1,065,614

   4,642   American Home Mortgage
              Investment Trust (c).................    2.838      05/25/47        2,875,780
   3,000   Banc of America Commercial
              Mortgage, Inc........................    5.492      02/10/51        2,915,748
   4,215   Banc of America Commercial
              Mortgage, Inc. (d)...................    5.658      06/10/49        4,169,822
   3,725   Bear Stearns Commercial
              Mortgage Securities (d)..............    5.694      06/11/50        3,674,509
  11,510   Bear Stearns Mortgage Funding                       07/25/36 to
              Trust (c)............................    2.808      12/25/36        8,422,435
 127,037   Countrywide Alternative Loan
              Trust (d)(e).........................    0.834      12/20/35        1,996,174
  23,559   Countrywide Alternative Loan
              Trust (d)(e).........................    1.788      03/20/46        1,035,483
  32,645   Countrywide Alternative Loan
              Trust (d)(e).........................    1.813      02/25/36        1,420,342
   2,711   Countrywide Alternative Loan
              Trust (c)............................    2.685      03/25/36        2,467,309
   6,281   Countrywide Alternative Loan
              Trust (c)............................    2.738      06/25/46        6,121,833
   4,778   Countrywide Alternative Loan                        04/25/36 to
              Trust (c)............................    2.758      02/25/47         3,873,354
   3,844   Countrywide Alternative Loan
              Trust (c)............................    2.835      03/20/46        2,377,508
  49,251   Countrywide Alternative Loan
              Trust (d)(e).........................    4.049      12/20/46        2,395,015
  39,978   Countrywide Alternative Loan
              Trust (d)(e).........................    4.118      02/20/47        1,942,289
  20,280   Countrywide Alternative Loan
              Trust (d)(e).........................    4.153      08/25/46          899,173
   3,367   Countrywide Home Loan
              Mortgage (c).........................    2.868      04/25/46        2,109,058
  55,573   Countrywide Home Loan
              Mortgage (d)(e)......................    3.564      02/25/35        1,528,258
   7,298   Downey Savings & Loan
              Association Mortgage Loan
              Trust (c)............................    2.738      04/19/38        4,437,367
   5,080   Downey Savings & Loan
              Association Mortgage Loan
              Trust (c)............................    5.265      04/19/47        3,809,793
   3,972   Federal Home Loan Mortgage
              Corp. (REMIC) (c)....................    2.748      09/25/45        3,904,241
   6,844   Federal Home Loan Mortgage
              Corp. (REMIC) (c)(e).................    5.132      03/15/32          786,462
   2,419   Federal Home Loan Mortgage

              Corp. (REMIC) (c)(e).................    5.182      03/15/32          276,540
   1,926   Federal Home Loan Mortgage
              Corp. (REMIC) (c)(e).................    5.282      06/15/31          204,380
   1,271   Federal Home Loan Mortgage
              Corp. (REMIC) (c)(e).................    5.732      03/15/32          152,858
   2,742   Federal Home Loan Mortgage
              Corp. (REMIC) (e)....................    6.500      05/15/33          526,148
   1,785   Federal Home Loan Mortgage
              Corp. (Strips) (e)...................    8.000      06/01/31          464,991
   7,908   Federal National Mortgage
              Association (REMIC) (c)..............    2.666      12/25/36        7,586,684
   5,516   Federal National Mortgage
              Association (c)......................    2.806      05/25/35        5,178,164
  48,210   Federal National Mortgage
              Association (REMIC) (d)(e)...........    3.343      03/25/36        1,560,894
   4,511   Federal National Mortgage
              Association (REMIC) (c)(e)...........    3.793      07/25/34          371,272
   6,423   Federal National Mortgage                           08/25/32 to
              Association (REMIC) (e)..............    6.000      11/25/32          451,043
   9,000   Federal National Mortgage
              Association..........................    6.022      11/25/10        9,514,927
   1,946   Federal National Mortgage
              Association (Strips) (e).............    6.500      06/01/31          452,265
   2,364   Federal National Mortgage                           02/25/33 to
              Association (REMIC) (e)..............    6.500      05/25/33          447,908
   1,861   Federal National Mortgage
              Association (REMIC)..................    7.000      08/25/20        1,973,313
     562   Federal National Mortgage
              Association (Strips) (e).............    7.000      03/01/32          146,635
   2,183   Federal National Mortgage
              Association (REMIC) (e)..............    7.000      04/25/33          360,623
   1,239   Federal National Mortgage
              Association (d)......................    7.499      01/19/39        1,307,959
   3,425   Federal National Mortgage                           11/01/29 to
              Association (Strips) (e).............    7.500      01/01/32          897,911
     537   Federal National Mortgage
              Association (REMIC) (c)..............    6.98       11/25/28          536,425
   4,342   Government National Mortgage
              Association (c)(e)...................    5.132      12/16/25          576,680
   2,327   Government National Mortgage
              Association (c)(e)...................    5.182      05/16/32          252,966
   6,822   Greenpoint Mortgage Funding
              Trust (c)............................    2.768      04/25/47        5,179,217
   4,285   Greenpoint Mortgage Funding
              Trust (c)............................    2.918      03/25/36        2,662,956

  45,454   Greenpoint Mortgage Funding
              Trust (d)(e).........................    4.069      06/25/45        1,306,813
  33,797   Greenpoint Mortgage Funding
              Trust (d)(e).........................    4.090      10/25/45        1,225,159
  15,892   Greenpoint Mortgage Funding
              Trust (d)(e).........................    4.208      08/25/45          516,498
  34,818   Greenpoint Mortgage Funding
              Trust (d)(e).........................    4.225      06/25/45        1,142,436
   3,700   Greenwich Capital Commercial
              Funding Corp.........................    5.736      12/10/49        3,660,704
   4,300   GS Mortgage Securities Corp. (d)........    5.799      08/10/45        4,302,660
      37   Harborview Mortgage Loan                            07/20/36 to
              Trust (f)............................        *      03/19/37           28,101
   2,598   Harborview Mortgage Loan
              Trust (c)............................    2.758      10/19/37        1,982,846
  61,719   Harborview Mortgage Loan
              Trust (d)(e).........................    3.929      03/19/37        2,433,372
  48,374   Harborview Mortgage Loan
              Trust (d)(e).........................    4.055      07/19/47        1,953,936
   5,848   Indymac Index Mortgage Loan
              Trust (c)............................    2.718      07/25/46        5,596,987
  48,369   Indymac Index Mortgage Loan
              Trust (d)(e).........................    3.318      07/25/35        1,588,624
   1,800   JPMorgan Chase Commercial
              Mortgage Securities Corp.............    5.440      06/12/47        1,751,905
   3,625   LB Commercial Conduit Mortgage
              Trust (d)............................    5.933      07/15/44        3,664,526
   3,285   Luminent Mortgage Trust (c).............    2.838      04/25/36        2,495,035
   3,660   Luminent Mortgage Trust (c).............    2.878      02/25/46        2,355,501
   5,875   Residential Accredit Loans, Inc. (c)....    2.828      06/25/46        3,683,008
                                                               06/25/37 to
   5,390   Residential Accredit Loans, Inc. (c)....    2.858      02/25/46        3,449,392
   8,682   Residential Accredit Loans, Inc. (c)....    2.868      02/25/46        5,506,266
   2,422   Residential Accredit Loans, Inc. (c)....    2.898      06/25/37        1,221,974
   5,020   Structured Asset Mortgage
              Investments, Inc. (c)................    2.828      08/25/36        3,119,278
   2,194   Structured Asset Mortgage
              Investments, Inc. (c)................    2.858      06/25/46        1,377,889
   5,141   Structured Asset Mortgage
              Investments, Inc. (c)................    2.868      04/25/36        3,292,386
   6,814   Structured Asset Mortgage
              Investments, Inc. (c)................    2.908      02/25/36        4,239,024
   5,198   Washington Mutual, Inc. (c).............    2.828      07/25/47        3,238,357
   2,209   Washington Mutual, Inc. (c).............    2.868      04/25/45        1,507,234
   2,503   Washington Mutual, Inc. (c).............    2.948      12/25/45        1,913,634

   1,814   Washington Mutual, Inc. (c).............    2.958      07/25/45        1,263,156
   4,318   Washington Mutual, Inc. (c).............    5.265      04/25/46        3,151,961
   2,554   Zuni Mortgage Loan Trust (c)............    2.728      08/25/36        2,422,981
                                                                             --------------
           TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS 20.8%....................                             187,465,470
                                                                             --------------
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 14.9%
   3,943   Federal Home Loan Mortgage
              Corp.................................    5.314      04/01/37        4,011,290
   4,190   Federal Home Loan Mortgage
              Corp.................................    5.599      01/01/37        4,255,556
   4,687   Federal Home Loan Mortgage
              Corp.................................    5.610      04/01/37        4,765,558
   3,885   Federal Home Loan Mortgage
              Corp.................................    5.611      03/01/37        3,946,868
   3,753   Federal Home Loan Mortgage
              Corp.................................    5.854      04/01/37        3,834,842
   2,305   Federal Home Loan Mortgage
              Corp.................................    5.965      01/01/37        2,352,388
   3,815   Federal National Mortgage
              Association..........................    5.125      06/01/35        3,918,223
   4,115   Federal National Mortgage
              Association..........................    5.239      03/01/37        4,181,691
   5,760   Federal National Mortgage
              Association..........................    5.243      06/01/36        5,854,442
   9,402   Federal National Mortgage
              Association..........................    5.453      12/01/36        9,554,840
   4,709   Federal National Mortgage
              Association..........................    5.488      04/01/37        4,805,004
   4,162   Federal National Mortgage
              Association..........................    5.968      04/01/37        4,267,525
   5,026   Federal National Mortgage
              Association..........................    6.462      11/01/35        5,175,464
   5,649   Federal National Mortgage
              Association..........................    6.506      03/01/36        5,779,720
   7,941   Federal National Mortgage
              Association..........................    6.510      01/01/36        8,144,368
  14,718   Federal National Mortgage
              Association..........................    6.519      01/01/36       15,097,614
   6,874   Federal National Mortgage
              Association..........................    6.532      03/01/36        7,044,170
   1,265   Federal National Mortgage
              Association..........................    6.714      07/01/33        1,293,079
   4,588   Federal National Mortgage
              Association..........................    6.831      03/01/36        4,689,315
   4,251   Federal National Mortgage

              Association..........................    6.868      05/01/36        4,346,804
   4,890   Federal National Mortgage
              Association..........................    6.882      07/01/36        5,002,517
  14,703   Federal National Mortgage
              Association..........................    6.991      04/01/36       15,044,843
   6,084   Federal National Mortgage
              Association..........................    7.000      05/01/36        6,228,918
                                                                             --------------
           TOTAL ADJUSTABLE RATE MORTGAGE BACKED
              SECURITIES 14.9%.....................                             133,595,039
                                                                             --------------
           UNITED STATES TREASURY OBLIGATIONS 0.2%
   2,060   United States Treasury Bond.............    4.500      02/15/36        2,128,722
                                                                             --------------
           ASSET BACKED SECURITIES 0.0%
     323   Federal National Mortgage
              Association (c)......................    3.768      05/28/35          323,431
                                                                             --------------
           TOTAL LONG-TERM INVESTMENTS 138.2%
              (Cost $1,269,130,194)................                           1,242,998,440
                                                                             --------------

SHORT-TERM INVESTMENTS 16.5%
REPURCHASE AGREEMENTS 16.0%
Banc of America Securities ($49,328,868 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   2.40%, dated 03/31/08, to be sold on 04/01/08 at $49,332,157)..........       49,328,868
Citigroup Global Markets, Inc. ($49,328,868 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   2.10%, dated 03/31/08, to be sold on 04/01/08 at $49,331,746)..........       49,328,868
JPMorgan Chase & Co. ($14,798,660 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
   03/31/08, to be sold on 04/01/08 at $14,799,585).......................       14,798,660
State Street Bank & Trust Co. ($30,480,604 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   1.80%, dated 03/31/08, to be sold on 04/01/08 at $30,482,128)..........       30,480,604
                                                                             --------------
TOTAL REPURCHASE AGREEMENTS...............................................      143,937,000
                                                                             --------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 0.5%
United States Treasury Bill ($4,230,000 par, yielding 2.954%, 04/10/08
   maturity)(g)...........................................................        4,226,950
                                                                             --------------

TOTAL SHORT-TERM INVESTMENTS 16.5%
   (Cost $148,163,950)....................................................      148,163,950

TOTAL INVESTMENTS 154.7%
   (Cost $1,417,294,144)..................................................    1,391,162,390

LIABILITIES IN EXCESS OF OTHER ASSETS (54.7%).............................     (492,014,451)
                                                                             --------------

NET ASSETS 100.0%.........................................................   $  899,147,939
                                                                             --------------

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the Untied States Treasury.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b)  Security purchased on a forward commitment basis.

(c)  Floating Rate Coupon

(d)  Variable Rate Coupon

(e)  IO - Interest Only

(f)  PO - Principal Only

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA - Federal Housing Administration/Department of Veterans Affairs

REMIC - Real Estate Mortgage Investment Conduits

Strips - Separately Traded Registered Interest and Principal Securities

TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2008:

INTEREST RATE SWAPS

                                           PAY/
                                          RECEIVE                        NOTIONAL
                                         FLOATING   FIXED   EXPIRATION    AMOUNT
COUNTERPARTY       FLOATING RATE INDEX     RATE      RATE      DATE        (000)       VALUE
----------------   -------------------   --------   -----   ----------   --------   -----------
Bank of
   America, N.A    USD-LIBOR BBA         Pay        5.592%   02/19/18    $ 30,640   $   652,632
Citibank, N.A.,    USD-LIBOR BBA
   New York                              Pay        5.337%   05/24/17      33,000     3,967,061
Citibank, N.A.,    USD-LIBOR BBA
   New York                              Pay        5.701    07/18/17      10,000     1,365,893
Goldman Sachs      USD-LIBOR BBA
   Capital
   Markets, L.P.                         Pay        5.340    05/24/17      33,200     3,998,664
Goldman Sachs      USD-LIBOR BBA
   International                         Pay        5.565    02/27/18      31,100       624,799
JPMorgan           USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.065    09/11/17      32,000     2,680,946
JPMorgan           USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.358    05/23/17      32,800     4,001,867
Bank of            USD-LIBOR BBA

   America, N.A.                         Receive    6.030    02/19/23      39,550      (640,710)
Goldman Sachs      USD-LIBOR BBA
   International                         Receive    5.960    02/27/23      39,900      (565,383)
                                                                                    -----------
TOTAL SWAP AGREEMENTS                                                               $16,085,769
                                                                                    ===========

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                           UNREALIZED
                                                                         APPRECIATION/
                                                             CONTRACTS    DEPRECIATION
                                                             ---------   -------------
SHORT CONTRACTS:
EuroDollar Futures, March 2009 (Current Notional Value of
   $244,538 per contract) ................................        46     $   (251,976)
EuroDollar Futures, December 2008 (Current Notional
   Value of $244,600 per contract) .......................       186       (1,298,190)
EuroDollar Futures, June 2008 (Current Notional Value of
   $244,325 per contract) ................................       340       (2,343,744)
EuroDollar Futures, September 2010 (Current Notional
   Value of $241,288 per contract) .......................         1           (3,503)
EuroDollar Futures, March 2010 (Current Notional Value of
   $242,363 per contract) ................................        21          (89,045)

EuroDollar Futures, December 2009 (Current Notional
   Value of $242,863 per contract) .......................        29         (132,487)
EuroDollar Futures, September 2008 (Current Notional
   Value of $244,763 per contract) .......................       193       (1,356,621)
EuroDollar Futures, September 2009 (Current Notional
   Value of $243,563 per contract) .......................        39         (196,148)
EuroDollar Futures, June 2009 (Current Notional Value of
   $244,075 per contract) ................................        40         (211,572)
EuroDollar Futures, June 2010 (Current Notional Value of
   $241,813 per contract) ................................         7          (27,057)
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
   Notional Value of $114,234 per contract) ..............        28           (3,266)
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
   Notional Value of $118,953 per contract) ..............     1,491       (5,346,811)
U.S. Treasury Bond Futures, June 2008 (Current Notional
   Value of $118,797 per contract) .......................       233         (377,487)
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $214,656 per contract) ..............       189            8,239
                                                               -----     ------------
TOTAL FUTURES CONTRACTS                                        2,843     $(11,629,668)
                                                               -----     ------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                                   OTHER
                              INVESTMENTS IN     FINANCIAL
VALUATION INPUTS                SECURITIES     INSTRUMENTS*
----------------              --------------   ------------
Level 1 - Quoted Prices       $          -0-   $-11,629,668
Level 2 - Other Significant
   Observable Inputs           1,391,162,390     16,085,769
Level 3 - Significant
   Unobservable Inputs                   -0-            -0-
   TOTAL                      $1,391,162,390   $  4,456,101

*    Other financial instruments include futures, forwards and swap contracts.


Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen U.S. Mortgage Fund

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  May 20, 2008